Operating Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (Note 7)	$ 16,625	$ 13,475	$ 19,750
Contract liabilities - current	$ 18,753	$ 13,540	$ 27,229